INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 14,484	$ 15,227
Work in process	118	145
Finished goods	21,473	19,630
Total inventories	$ 36,075	$ 35,002